Current Liabilities - Employee Benefits - Summary of Detailed Information of Employee Benefits Current Liabilities (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure of defined benefit plans [line items]
Employee benefits	$ 357,029	$ 350,135
Annual Leave [member]
Disclosure of defined benefit plans [line items]
Employee benefits	$ 357,029	$ 350,135